SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
For the year ended December 31, 2021
Exercise Price Range (Cdn$)	Opening Balance	During the period				Closing Balance	Weighted average remaining contractual life (years)	Vested & Exercisable	Unvested
		Granted	Exercised	Forfeiture	Expired
0-0.70	5,505,000	4,096,000	(1,125,000)	-	-	8,476,000	3.55	6,080,000	2,396,000
Weighted Average Exercise Price (Cdn$)	0.30	0.65	0.12			0.53		0.42

For the year ended December 31, 2020
Exercise Price Range (Cdn$)	Opening Balance	During the year				Closing Balance	Weighted average remaining contractual life (years)	Vested & Exercisable	Unvested
		Granted	Exercised	Forfeiture	Expired
0-0.70	4,840,000	665,000	-	-	-	5,505,000	3.07	5,153,750	351,250
Weighted Average Exercise Price (Cdn$)	0.27	0.54				0.30		0.30